Expense Example, No Redemption - FidelityBalancedFund-AMCIZPRO - FidelityBalancedFund-AMCIZPRO - Fidelity Balanced Fund	Nov. 11, 2024 USD ($)
Fidelity Advisor Balanced Fund - Class I
Expense Example, No Redemption:
1 Year	$ 53
3 Years	167
5 Years	291
10 Years	653
Fidelity Advisor Balanced Fund - Class C
Expense Example, No Redemption:
1 Year	155
3 Years	480
5 Years	829
10 Years	1,610
Fidelity Advisor Balanced Fund - Class Z
Expense Example, No Redemption:
1 Year	40
3 Years	125
5 Years	219
10 Years	493
Fidelity Advisor Balanced Fund - Class A
Expense Example, No Redemption:
1 Year	649
3 Years	807
5 Years	978
10 Years	1,474
Fidelity Advisor Balanced Fund - Class M
Expense Example, No Redemption:
1 Year	450
3 Years	663
5 Years	894
10 Years	$ 1,554